Long Term Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of debt
Long term debt is comprised of the following borrowings:

			December 31,
Borrower	Commencement	Maturity	2021	2022
Eptaprohi - Soffive - Marinouki - Marathassa - Kerasies - Pemer - Petra	June 2021	December 2022	21,375	—
Safe Bulkers	September 2021	September 2026	28,500	10,500
Safe Bulkers	December 2021	December 2026	50,000	20,600
Monagrouli	April 2020	April 2027	23,760	19,360
Pelea - Vasstwo - Eniaprohi - Vassone	December 2018	December 2028	26,250	23,750
Sub Total Credit facility			149,885	74,210
Eptaprohi - Soffive - Marinouki - Marathassa - Kerasies - Pemer - Petra	June 2021	December 2022	10,000	—
Eptaprohi - Soffive - Marinouki - Marathassa - Kerasies - Pemer - Lofou	December 2022	June 2028	—	15,000
Sub Total Revolving credit facility			10,000	15,000
Pentakomo	January 2020	January 2023	12,500	10,500
Maxdekatria	January 2020	January 2023	12,500	10,500
Maxdeka	November 2019	August 2025	17,063	14,978
Shikoku	November 2019	August 2025	17,948	15,756
Shikokutessera	November 2019	August 2025	17,478	15,384
Glovertwo	November 2019	August 2025	16,412	14,412
Maxtessera	April 2021	October 2026	28,117	24,798
Kyotofriendo one	September 2022	September 2027	—	24,690
Shikokuokto	December 2019	December 2027	16,000	14,000
Gloversix	December 2019	December 2027	16,640	14,560
Pinewood	February 2021	February 2031	22,567	20,695
Shikokuepta	August 2021	August 2031	23,167	21,167
Agros	May 2022	May 2032	—	24,943
Sub Total Sale and leaseback financing			200,392	226,383
Safe Bulkers Participations	February 2022	February 2027	—	106,985
Sub Total Bond			—	106,985
Total			360,277	422,578
Current portion of long-term debt			41,202	45,722
Long-term debt			319,075	376,856
Total debt			360,277	422,578
Current portion of deferred financing costs			1,290	2,166
Deferred financing costs non-current			3,279	6,050
Total deferred financing costs			4,569	8,216
Total debt			360,277	422,578
Less: Total deferred financing costs			4,569	8,216
Total debt, net of deferred financing costs			355,708	414,362
Less: Current portion of long-term debt, net of current portion of deferred financing costs			39,912	43,556
Long-term debt, net of deferred financing costs, non-current			315,796	370,806